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               [Transamerica Life Insurance Company Letterhead]



September 12, 2001


VIA EDGAR

_______________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA B
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., Alliance Variable Products Series Fund, Endeavor Series Trust, Merrill Lynch Variable Series Funds, Inc., Janus Aspen Series, Transamerica Variable Insurance Fund, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 29, 2001, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207); on August 22, 2001, Alliance Variable Products Series Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316); on August 15, 2001, Endeavor Series Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000847254); on August 23, 2001, Merrill Lynch Variable Series Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000355916); on August 22, 2001, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185); on August 24, 2001, Transamerica Variable Insurance Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001002786); on August 28, 2001, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494); on August 28, 2001, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK:
0000831016); and on August 28, 2001, Variable
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Securities and Exchange Commission
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September 12, 2001



Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division